INTANGIBLE ASSETS AND GOODWILL (Schedule Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Datum acquisition	$ 2,232	$ 2,306	$ 2,246